UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Long Positions 117.7%
Common Stocks 110.3%
Consumer Discretionary 13.6%
Auto Components 1.3%
Johnson Controls, Inc. (a)	2,700	33,777
WABCO Holdings, Inc. (a)	4,300	64,285

		98,062
Distributors 0.9%
Genuine Parts Co. (a)	2,100	67,242
Hotels Restaurants & Leisure 3.6%
McDonald's Corp. (a)	3,100	179,862

Yum! Brands, Inc. (a)	3,000	85,860

		265,722
Household Durables 0.7%
Harman International Industries, Inc. (a)	2,500	40,225
Ryland Group, Inc. (a)	800	12,480

		52,705
Internet & Catalog Retail 0.6%
Amazon.com, Inc.* (a)	800	47,056
Leisure Equipment & Products 0.7%
Hasbro, Inc. (a)	2,100	50,673
Media 3.4%
Comcast Corp. "A" (a)	3,700	54,205
DISH Network Corp. "A"* (a)	5,300	68,052
Interpublic Group of Companies, Inc.* (a)	8,900	29,637
McGraw-Hill Companies, Inc. (a)	1,900	41,781
The DIRECTV Group, Inc.* (a)	2,700	59,130

		252,805
Specialty Retail 2.4%
Children's Place Retail Stores, Inc.* (a)	2,400	45,144
GameStop Corp. "A"* (a)	2,100	52,038
Jo-Ann Stores, Inc.* (a)	2,600	33,202
The Gap, Inc. (a)	4,300	48,504

		178,888
Consumer Staples 8.5%
Beverages 1.0%
Coca-Cola Enterprises, Inc. (a)	3,300	37,059
PepsiCo, Inc. (a)	700	35,161

		72,220
Food & Staples Retailing 2.3%
CVS Caremark Corp. (a)	400	10,752
Wal-Mart Stores, Inc. (a)	3,400	160,208

		170,960
Food Products 1.6%
Archer-Daniels-Midland Co. (a)	2,600	71,188
Bunge Ltd. (a)	1,200	51,528

		122,716
Household Products 1.8%
Colgate-Palmolive Co. (a)	1,600	104,064
Procter & Gamble Co. (a)	600	32,700

		136,764
Personal Products 0.6%
Herbalife Ltd. (a)	2,300	47,173
Tobacco 1.2%
Altria Group, Inc. (a)	2,500	41,350
Lorillard, Inc. (a)	800	47,568

		88,918
Energy 11.6%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc. (a)	900	56,484
Noble Corp. (a)	2,300	62,445

Oil States International, Inc.* (a)	2,500	45,775

		164,704
Oil, Gas & Consumable Fuels 9.4%
Chevron Corp. (a)	1,500	105,780
Cimarex Energy Co. (a)	1,400	34,776
Devon Energy Corp. (a)	600	36,960
Encore Acquisition Co.* (a)	1,500	40,770
EOG Resources, Inc. (a)	1,100	74,547
ExxonMobil Corp. (a)	1,700	130,016
Murphy Oil Corp. (a)	1,200	53,016
Occidental Petroleum Corp. (a)	1,000	54,550
Southwestern Energy Co.* (a)	1,700	53,805
Sunoco, Inc. (a)	1,700	78,744
W&T Offshore, Inc. (a)	3,100	38,967

		701,931
Financials 6.2%
Capital Markets 1.4%
Charles Schwab Corp. (a)	5,000	67,950
State Street Corp. (a)	1,500	34,905

		102,855
Commercial Banks 0.8%
HSBC Holdings PLC (ADR) (Registered)	21	816
Wells Fargo & Co. (a)	3,300	62,370

		63,186
Diversified Financial Services 2.4%
Citigroup, Inc. (a)	7,900	28,045
IntercontinentalExchange, Inc.* (a)	800	45,544
JPMorgan Chase & Co. (a)	4,000	102,040

		175,629
Insurance 1.6%
ACE Ltd. (a)	1,800	78,588
First American Corp. (a)	1,700	37,128

		115,716
Real Estate Investment Trusts 0.0%
Apartment Investment & Management Co. "A" (REIT)	282	2,507
Health Care 23.9%
Biotechnology 7.5%
Amgen, Inc.* (a)	1,100	60,335
Celgene Corp.* (a)	1,300	68,835
Cephalon, Inc.* (a)	700	54,026
Cubist Pharmaceuticals, Inc.* (a)	2,000	42,820
CV Therapeutics, Inc.* (a)	4,200	65,730
Gilead Sciences, Inc.* (a)	4,500	228,465
PDL BioPharma, Inc. (a)	6,700	43,014

		563,225
Health Care Equipment & Supplies 5.6%
Baxter International, Inc. (a)	1,500	87,975
Becton, Dickinson & Co. (a)	500	36,335
C.R. Bard, Inc. (a)	1,000	85,570
Gen-Probe, Inc.* (a)	1,100	49,522
St. Jude Medical, Inc.* (a)	2,300	83,651
Varian Medical Systems, Inc.* (a)	2,000	74,260

		417,313

Health Care Providers & Services 4.8%
Aetna, Inc. (a)	2,700	83,700
AmerisourceBergen Corp. (a)	1,800	65,376
Express Scripts, Inc.* (a)	2,400	129,024
Owens & Minor, Inc. (a)	2,000	79,540

		357,640
Pharmaceuticals 6.0%
Abbott Laboratories (a)	2,700	149,688
Eli Lilly & Co. (a)	2,000	73,640
Johnson & Johnson (a)	1,600	92,304
Merck & Co., Inc. (a)	1,200	34,260
Pfizer, Inc. (a)	2,200	32,076
Sanofi-Aventis (ADR) (a)	1,400	39,438
Teva Pharmaceutical Industries Ltd. (ADR) (a)	600	24,870

		446,276
Industrials 13.0%
Aerospace & Defense 2.9%
General Dynamics Corp. (a)	1,500	85,095
Raytheon Co. (a)	1,200	60,744
United Technologies Corp. (a)	1,500	71,985

		217,824
Airlines 0.7%
AMR Corp.* (a)	4,300	25,542
Delta Air Lines, Inc.* (a)	3,900	26,910

		52,452
Commercial Services & Supplies 0.7%
The Brink's Co. (a)	2,000	52,860
Construction & Engineering 2.4%
Chicago Bridge & Iron Co. NV (NY Registered Shares) (a)	5,400	60,804
Fluor Corp. (a)	1,800	70,020
Shaw Group, Inc.* (a)	1,800	50,040

		180,864
Electrical Equipment 0.8%
ABB Ltd. (ADR) (a)	4,200	54,810
Machinery 2.7%
Flowserve Corp. (a)	1,400	74,634
Gardner Denver, Inc.* (a)	2,700	58,779
John Bean Technologies Corp. (a)	4,600	44,620
Oshkosh Corp. (a)	3,400	24,548

		202,581
Professional Services 0.5%
Manpower, Inc. (a)	1,400	39,844
Road & Rail 2.3%
Burlington Northern Santa Fe Corp. (a)	700	46,375
J.B. Hunt Transport Services, Inc. (a)	2,300	51,221
Norfolk Southern Corp. (a)	1,900	72,884

		170,480
Information Technology 25.0%
Communications Equipment 3.8%
Cisco Systems, Inc.* (a)	7,300	109,281
QUALCOMM, Inc. (a)	1,700	58,735
Research In Motion Ltd.* (a)	1,300	72,020

Riverbed Technology, Inc.* (a)	4,200	42,630

		282,666
Computers & Peripherals 6.9%
Apple, Inc.* (a)	1,600	144,208
EMC Corp.* (a)	5,800	64,032
Hewlett-Packard Co. (a)	3,300	114,675
International Business Machines Corp. (a)	600	54,990
Lexmark International, Inc. "A"* (a)	2,200	52,096
NCR Corp.* (a)	3,400	42,670
QLogic Corp.* (a)	4,200	47,544

		520,215
Electronic Equipment, Instruments & Components 0.6%
Benchmark Electronics, Inc.* (a)	3,700	43,438
Internet Software & Services 2.8%
Akamai Technologies, Inc.*	1,500	20,220
Google, Inc. "A"* (a)	500	169,265
Yahoo!, Inc.* (a)	1,500	17,595

		207,080
IT Services 4.3%
Automatic Data Processing, Inc. (a)	2,100	76,293
Computer Sciences Corp.* (a)	2,100	77,364
CSG Systems International, Inc.* (a)	2,600	37,700
Gartner, Inc.* (a)	2,800	39,648
SAIC, Inc.* (a)	3,900	76,986
Satyam Computer Services Ltd. (ADR) (a)	5,900	11,210

		319,201
Semiconductors & Semiconductor Equipment 3.5%
Altera Corp. (a)	2,700	41,526
Broadcom Corp. "A"* (a)	3,300	52,305
Intel Corp. (a)	6,000	77,400
Linear Technology Corp. (a)	4,000	93,680

		264,911
Software 3.1%
Adobe Systems, Inc.* (a)	3,200	61,792
Microsoft Corp. (a)	6,100	104,310
Oracle Corp.* (a)	600	10,098
Tyler Technologies, Inc.* (a)	4,300	54,137

		230,337
Materials 4.7%
Chemicals 4.1%
Ashland, Inc. (a)	4,400	35,288
Monsanto Co. (a)	2,100	159,726
Terra Industries, Inc. (a)	3,700	75,776
The Mosaic Co. (a)	1,100	39,237

		310,027
Metals & Mining 0.6%
BHP Billiton Ltd. (ADR)* (a)	1,100	41,294
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc. (a)	2,700	80,649
Wireless Telecommunication Services 0.5%
America Movil SAB de CV "L" (ADR) (a)	1,300	37,063

Utilities 2.2%
Gas Utilities 1.4%
Atmos Energy Corp. (a)	2,500	61,375
UGI Corp. (a)	1,800	45,666

		107,041
Independent Power Producers & Energy Traders 0.8%
Mirant Corp.* (a)	3,400	58,378

Total Common Stocks (Cost $9,715,804)		8,236,901
	Principal Amount ($)	Value ($)

Government & Agency Obligation 1.2%
US Treasury Obligation
US Treasury Bill, 0.13% **, 6/11/2009 (b) (Cost $91,957)	92,000	91,915
	Shares	Value ($)

Cash Equivalents 6.2%
Cash Management QP Trust, 1.12% (c) (Cost $461,071)	461,071	461,071
	% of Net Assets	Value ($)

Total Long Positions (Cost $10,268,832) †	117.7	8,789,887
Other Assets and Liabilities, Net	0.2	13,198
Securities Sold Short	(17.9)	(1,336,432)

Net Assets	100.0	7,466,653
†

The cost for federal income tax purposes was $10,397,909. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $1,608,022. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $217,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,825,047.

	Shares	Value ($)

Common Stocks Sold Short 17.9%
Consumer Discretionary 1.6%
Auto Components 0.4%
Goodyear Tire & Rubber Co.	800	4,936
Magna International, Inc. "A"	800	22,264

		27,200
Automobiles 0.2%
Toyota Motor Corp. (ADR)	300	19,053
Distributors 0.3%
LKQ Corp.	1,700	19,635
Diversified Consumer Services 0.1%
K12, Inc.	600	9,582
Hotels Restaurants & Leisure 0.2%
Ctrip.com International Ltd. (ADR)	300	6,297
International Speedway Corp. "A"	200	4,656
Starwood Hotels & Resorts Worldwide, Inc.	400	6,048

		17,001

Internet & Catalog Retail 0.0%
Gaiam, Inc. "A"	700	2,499
Media 0.2%
Clear Channel Outdoor Holdings, Inc. "A"	1,800	9,324
CTC Media, Inc.	900	3,105

		12,429
Specialty Retail 0.2%
O'Reilly Automotive, Inc.	400	11,628
Consumer Staples 1.2%
Beverages 0.1%
Central European Distribution Corp.	700	8,470
Food & Staples Retailing 0.5%
United Natural Foods, Inc.	1,800	27,972
Wal-Mart de Mexico SAB de CV "V" (ADR)	300	6,210

		34,182
Food Products 0.3%
Ralcorp Holdings, Inc.	400	23,688
Household Products 0.3%
Energizer Holdings, Inc.	500	23,815
Energy 3.7%
Energy Equipment & Services 0.9%
Atwood Oceanics, Inc.	1,100	18,315
Pride International, Inc.	1,000	16,120
Smith International, Inc.	300	6,810
Weatherford International Ltd.	1,900	20,957

		62,202
Oil, Gas & Consumable Fuels 2.8%
Cabot Oil & Gas Corp.	1,500	41,235
Concho Resources, Inc.	100	2,522
Frontier Oil Corp.	1,800	25,704
Goodrich Petroleum Corp.	1,400	40,460
Marathon Oil Corp.	100	2,723
Penn Virginia Corp.	400	8,240
Petrohawk Energy Corp.	800	15,768
Quicksilver Resources, Inc.	2,800	19,404
Range Resources Corp.	300	10,752
Spectra Energy Corp.	500	7,255
XTO Energy, Inc.	1,000	37,090

		211,153
Financials 0.0%
Insurance
Loews Corp.	100	2,440
Health Care 4.1%
Biotechnology 1.0%
Acorda Therapeutics, Inc.	500	12,265
Arena Pharmaceuticals, Inc.	900	3,726
BioMarin Pharmaceutical, Inc.	1,500	28,890
Progenics Pharmaceuticals, Inc.	900	6,561
Rigel Pharmaceuticals, Inc.	1,000	6,990
United Therapeutics Corp.	200	13,590

		72,022

Health Care Equipment & Supplies 1.6%
Hologic, Inc.	1,000	11,790
Inverness Medical Innovations, Inc.	300	7,341
NuVasive, Inc.	300	11,202
Teleflex, Inc.	700	37,226
The Cooper Companies, Inc.	300	5,691
Wright Medical Group, Inc.	2,400	49,776

		123,026
Life Sciences Tools & Services 0.4%
AMAG Pharmaceuticals, Inc.	800	28,200
Pharmaceuticals 1.1%
Dr. Reddy's Laboratories Ltd. (ADR)	1,700	15,385
Mylan, Inc.	2,800	31,724
Salix Pharmaceuticals Ltd.	400	3,200
XenoPort, Inc.	1,300	33,956

		84,265
Industrials 2.2%
Aerospace & Defense 0.3%
Boeing Co.	500	21,155
Commercial Services & Supplies 0.1%
United Stationers, Inc.	300	8,403
Machinery 1.7%
Eaton Corp.	800	35,216
Ingersoll-Rand Co., Ltd. "A"	2,900	47,009
Kaydon Corp.	400	10,880
PACCAR, Inc.	1,300	34,307

		127,412
Road & Rail 0.1%
Con-way, Inc.	500	11,015
Information Technology 3.2%
Communications Equipment 0.3%
Corning, Inc.	300	3,033
Motorola, Inc.	3,800	16,834

		19,867
Electronic Equipment, Instruments & Components 0.1%
Rofin-Sinar Technologies, Inc.	400	6,756
IT Services 0.8%
DST Systems, Inc.	400	12,708
Fiserv, Inc.	1,400	44,450

		57,158
Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc.	7,700	16,863
Cavium Networks, Inc.	1,000	9,100
KLA-Tencor Corp.	500	10,020
Rambus, Inc.	300	2,718

		38,701
Software 1.5%
Macrovision Solutions Corp.	5,800	76,038
THQ, Inc.	10,100	39,895

		115,933

Materials 1.0%
Chemicals 0.1%
Lubrizol Corp.	100	3,412
Construction Materials 0.4%
Eagle Materials, Inc.	1,700	30,736
Metals & Mining 0.5%
Alcoa, Inc.	5,000	38,950
Telecommunication Services 0.2%
Diversified Telecommunication Services
Cbeyond, Inc.	800	12,592
Utilities 0.7%
Gas Utilities 0.3%
EQT Corp.	700	23,961
Independent Power Producers & Energy Traders 0.4%
Ormat Technologies, Inc.	900	27,891

Total Common Stocks Sold Short (Proceeds $1,492,188)		1,336,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					Securities are pledged, in whole or in part, as collateral for short sales.
(b)					At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	3/20/2009	6	265,594	246,750	(18,844)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities, at Value	Investments Sold Short, at Value	Other Financial Instruments††
Level 1	$ 8,236,901	$ 1,336,432	$ (18,844)
Level 2	552,986	-	-
Level 3	-	-	-
Total	$ 8,789,887	$ 1,336,432	$ (18,844)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009